Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 2,680,164	¥ 2,756,062
Trading securities and Available-for- sale | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		13,000	26,000
Trading securities and Available-for- sale | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		238,000	503,000
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		2,000	0
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		51,000	22,000
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		14,000	32,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(27,000)	(14,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(1,000)	1,000
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 836,000	¥ 794,000
Minimum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.2	0.4
Minimum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	21.7	5.8
Minimum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0
Minimum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.2	0.2
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.1	0.1
Minimum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.1	0.1
Minimum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	100
Minimum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	40.5	10
Minimum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.0030	0.0030
Minimum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.00988	0.00354
Minimum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.00035	0.00039
Minimum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	23.2	23.2
Minimum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	23.2	23.2
Minimum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	5.5	11.4
Minimum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	5.5	11.4
Minimum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	39	41.4
Minimum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	39	41.4
Minimum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25	25
Minimum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25	25
Minimum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0
Minimum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	(16.3)	(16.9)
Minimum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		10.3	12.6	[2]
Minimum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	5.9	8.7
Minimum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		42.6
Minimum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	47.6	18.6
Minimum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	73.9	3.2
Minimum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	3.2	3.2
Minimum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	20	0
Maximum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		17.6	18.1
Maximum | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	21.7	24.5
Maximum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		2.2	0.5
Maximum | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.2	59.7
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	12.2	8
Maximum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	13.1	8
Maximum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	100
Maximum | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	40.5	39.7
Maximum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.01671	0.01671
Maximum | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.02099	0.01025
Maximum | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.01712	0.04466
Maximum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100	100
Maximum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	58.2	52.3
Maximum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	58.2	52.3
Maximum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	64.7	64.8
Maximum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	64.7	64.8
Maximum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25	25
Maximum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25	25
Maximum | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	60
Maximum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	93.3	16.8
Maximum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		95.4	120.5	[2]
Maximum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	180.8	120.5
Maximum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		100
Maximum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100	100
Maximum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	54.5	89.4
Weighted Average | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	4.4	5.8
Weighted Average | Measurement Input, Prepayment Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	21.7	24.3
Weighted Average | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0.2	0
Weighted Average | Measurement Input, Default Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.2	0.7
Weighted Average | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	2.1	1.5
Weighted Average | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	2.3	1.5
Weighted Average | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	100	100
Weighted Average | Measurement Input Recovery Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	40.5	39.5
Weighted Average | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0.0047	0.00531
Weighted Average | Measurement Input, Discount Rate [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.01162	0.00471
Weighted Average | Measurement Input, Discount Rate1 [Member] | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[4]	0.00201	0.03404
Weighted Average | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	75	75
Weighted Average | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	75	75
Weighted Average | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	39.9	31.4
Weighted Average | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	39.9	38.9
Weighted Average | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	51.9	53.1
Weighted Average | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	51.9	53.1
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	25	25
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	25	25
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	33.7
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0	0
Weighted Average | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		44.1	47.3	[2],[4]
Weighted Average | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	34.1	34
Weighted Average | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]		66.2
Weighted Average | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	68.3	63.9
Weighted Average | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	96.7	89.9
Weighted Average | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	90.8	89.6
Weighted Average | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	39.8	55.4

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.